EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
        The numerator for basic and diluted earnings per share is net earnings attributable to shareholders reduced by dividends and undistributed earnings attributable to unvested shares. The denominator for basic earnings per share is the weighted-average number of shares outstanding during the period. The denominator for diluted earnings per share is the weighted-average shares outstanding adjusted for the effect of dilutive stock options and performance share awards.
        The following table presents the calculation of basic and diluted earnings per share:

	Years Ended December 31,
(In millions, except per share data)	2013	2012	2011
Basic earnings per share:
Weighted-average shares outstanding	202.4	203.6	204.3
Net earnings attributable to shareholders	$683.8	$580.4	$456.7
Dividends and undistributed earnings attributable to unvested shares	(1.3)	(1.3)	(1.3)
Net earnings attributable to shareholders used for basic earnings per share calculation	$682.5	$579.1	$455.4
Net earnings attributable to shareholders per share	$3.37	$2.84	$2.23
Diluted earnings per share:
Weighted-average shares outstanding	202.4	203.6	204.3
Incremental shares outstanding assuming the exercise/vesting of dilutive stock options/performance shares	0.7	0.7	0.7
Weighted-average shares — diluted	203.1	204.3	205.0
Net earnings attributable to shareholders	$683.8	$580.4	$456.7
Dividends and undistributed earnings attributable to unvested shares	(1.3)	(1.3)	(1.3)
Net earnings attributable to shareholders used for diluted earnings per share calculation	$682.5	$579.1	$455.4
Net earnings attributable to shareholders per share	$3.36	$2.83	$2.22

        Potential shares outstanding from all stock-based awards were 2.8 million, 2.7 million and 2.9 million as of December 31, 2013, 2012 and 2011, respectively, of which 2.1 million, 2.0 million and 2.2 million were not included in the diluted earnings per share calculation for the years ended December 31, 2013, 2012 and 2011, respectively.